Retirement Benefits- Narrative (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 01, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase (Decrease) in Obligation, Pension Benefits		$ 20
Benefit obligation increase (decrease) reflecting actual census data		(5)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), after Tax		1
Regulatory asset increase (decrease) due to updated valuation adjustment		21
Defined benefit plan, amounts increased (decrease) in regulatory liabilities, before tax		$ 1
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 90	$ 95	$ 88
Payment for Pension and Other Postretirement Benefits			665	601	408
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Regulatory asset increase (decrease) due to updated valuation adjustment			$ (581)	$ 140	$ 3
Expected return on plan assets			7.00%	7.00%	7.00%
Discount rate			2.58%	3.34%	4.31%
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 313
Payment for Pension and Other Postretirement Benefits	$ 207		343	$ 306	$ 196
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Regulatory asset increase (decrease) due to updated valuation adjustment			$ (144)	$ (20)	$ 106
Expected return on plan assets			6.46%	6.69%	6.67%
Discount rate			2.51%	3.31%	4.30%
Payment for Pension and Other Postretirement Benefits			$ 63	$ 40	$ 36
Change in Assumptions for Defined Benefit Plans [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets			7.00%
Discount rate			2.58%
Change in Assumptions for Defined Benefit Plans [Member] | Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets			6.46%
Discount rate			2.51%
Assets [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual Asset Returns			7.21%
Assets [Member] | Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual Asset Returns			9.54%
Subsequent Event [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets			7.00%
Subsequent Event [Member] | Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets			6.44%